NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Astro Aerospace Ltd. (“Astro” or the “Company”) and its wholly-owned subsidiary, is a developer of self-piloted and autonomous, manned and unmanned, eVTOL (Electric Vertical Take Off and Landing) aerial vehicles. The Company intends to provide the market with a mainstream mode of everyday, aerial transportation for both humans and cargo. Astro currently has a working prototype and is working on ALTA an updated version of the working prototype with engineering and mechanical improvements as well as pods which will be interchangeable with the frame allowing the unit to be used for cargo, passenger and other activities.

As of June 30, 2021, the Company has three subsidiaries, Astro Aerospace Ltd. (Canada), which is incorporated in Canada and is used to record Canadian dollar expenditures in order to recover refunds of the Goods and Services Tax in Canada, Astro Horizon Acquisition Corporation, a U.S. corporation and Astro Acquisition Corporation Canada, which holds the assets of Horizon Aircraft, Inc (“Horizon”) (See “Note 2, Acquisition of Horizon Aircraft, Inc.”).

In 2018, the Company acquired in-process research and development (“IPRD”) consisting of inventory, hardware designs, software designs, and a trademark all pertaining to passenger drone design and use from Confida Aerospace Ltd. The drone is in an early development stage. The Company expects that it will be marketing the aircraft sometime in the second quarter of 2022. To date, no commercial applications have been found which would accept the product. To complete an eVTOL aircraft and have it ready to market, Astro completed the acquisition of Horizon, who develops advanced eVTOL aircrafts. It is expected that Horizon’s management and its technology will expedite the development and completion of a marketable eVTOL aircraft.

Going Concern

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of our business. As reflected in the accompanying condensed consolidated financial statements, for the six months ended June 30, 2021 the Company had a net loss of $16,464,681 and used $1,542,250 in cash in operations, and at June 30, 2021, had negative working capital of $1,298,142, current assets of $121,920, and an accumulated deficit of $27,967,402. The foregoing factors raise substantial doubt about the Company’s ability to continue as a going concern. Ultimately, the ability to continue as a going concern is dependent upon the Company’s ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations by licensing or otherwise commercializing products incorporating the Company’s technologies. The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company acknowledges that its current cash position is insufficient to maintain the current level of operations and research and development, and that the Company will be required to raise substantial additional capital to continue its operations and fund its future business plans. The Company has continued to raise funds through its parent, MAAB and the outstanding note payable balance was $1,476,664 and there is $523,336 available under the terms of the note at June 30, 2021. The Company has also raised funds through independent capital sources, of which the Company had two Senior Secured Convertible Promissory Notes, both were fully converted into common stock during the first quarter of 2021, and another 8% Senior Secured Convertible Promissory Note issued March 5, 2021 for $1,250,000, less $25,000 for commissions and expenses, with an outstanding balance of $816,532 net of discounts, at June 30, 2021.

The Company has also executed an Equity Purchase Agreement whereby the Investor agreed to purchase from the Company up to $5,000,000 of the Company’s common stock (See Note 12, “Equity Purchase Agreement and Registration Rights Agreement”). Through September 29, 2021, the Company put 453,333 shares of common stock at prices ranging from $0.515 to $2.85 per share for total proceeds of $601,644.

Astro plans to raise additional capital in the private and public securities markets through 2021.

Reverse Common Stock Split

On October 8, 2020, the Company’s majority stockholder approved a 1-for-15 reverse common stock split (“the Reverse Stock Split”). On February 5, 2021, the Company effected the Reverse Stock Split, reducing the number of common shares outstanding. As a result of the Reverse Stock Split, every 15 shares of issued and outstanding common stock were combined into one issued and outstanding share of common stock, without any change in the par value per share and common shares authorized. All current and prior year share amounts and per share calculations have been retrospectively adjusted to reflect the impact of this reverse stock split and to provide data on a comparable basis. Such restatements include calculations regarding the Company’s weighted average shares and loss per share.